Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates

The sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates for the years ended December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010
	(in millions)
The Netherlands source	$14	$32	$17
Foreign sources	1,438	1,119	399

Income before taxes and equity in income of unconsolidated subsidiaries and affiliates	$1,452	$1,151	$416

Provision for income taxes

The provision for income taxes for the years ended December 31, 2012, 2011, and 2010 consisted of the following:

	2012	2011	2010
	(in millions)
Current income taxes	$488	$217	$105
Deferred income taxes	(65)	126	(28)

Total income tax provision	$423	$343	$77

A reconciliation of CNHs statutory and effective income tax rate

A reconciliation of CNH’s statutory and effective income tax rate for the years ended December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
Tax provision at the Netherlands statutory rate	25%	25%	26%
Foreign income taxed at different rates	7	9	15
Change in valuation allowance	—	(3)	(9)
Withholding taxes	2	3	6
Tax contingencies	3	(1)	(16)
Tax credits and incentives	(9)	(4)	(10)
Tax rate and legislative changes	—	1	6
Other	1	—	1

Total income tax provision	29%	30%	19%

The components of net deferred tax assets

The components of net deferred tax assets as of December 31, 2012 and 2011 are as follows:

	2012	2011
	(in millions)
Deferred tax assets:
Pension, postretirement and post employment benefits	$491	$535
Marketing and sales incentive programs	355	317
Allowance for credit losses	146	128
Inventories	124	86
Warranty and campaigns	101	79
Accrued liabilities	344	318
Tax loss carry forwards	555	542
Less: Valuation allowances	(474)	(443)

Total deferred tax assets	$1,642	$1,562

Deferred tax liabilities:
Other intangible assets	190	197
Property, plant and equipment	355	340
Inventories	103	99
Other	84	54

Total deferred tax liabilities	732	690

Net deferred tax assets	$910	$872

Net deferred tax assets are reflected in the accompanying consolidated balance sheets

Net deferred tax assets are reflected in the accompanying consolidated balance sheets as of December 31, 2012 and 2011 as follows:

	2012	2011
	(in millions)
Current deferred tax asset	$659	$645
Other assets	447	542
Other accrued liabilities	(59)	(129)
Other liabilities	(137)	(186)

Net deferred tax asset	$910	$872

Reconciliation of the gross amounts of tax contingencies

A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2012	2011
	(in millions)
Balance, beginning of year	$305	$312
Additions based on tax positions related to the current year	72	36
Additions for tax positions of prior years	2	36
Reductions for tax positions of prior years	(81)	(53)
Reductions for tax positions as a result of lapse of statute	(3)	(25)
Settlements	(26)	(1)

Balance, end of year	$269	$305